Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Income And Expense [Abstract]
Summary of Details of Other Income	Details of other income for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021		2020		2019
	(In millions of Korean won)
Gain on disposal of property and equipment	₩	7	₩	—	₩	3
Reversal of other bad debt allowances	—		2		35
Miscellaneous gain	600		656		315
Total	₩	607	₩	658	₩	353

Summary of Details of Other Expenses	Details of other expenses for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Loss on retirement and disposal of property and equipment	₩ 57	₩ —	₩ —
Impairment loss on intangible assets	281	115	52
Impairment loss on other non-current assets (*)	1,087	1,456	434
Donation	1	13	—
Miscellaneous loss	26	180	7
Total	₩ 1,452	₩ 1,764	₩ 493
(*)The Group recognized an impairment loss of Won 1,087 million in 2021 and Won 1,456 million in 2020 as the recoverable amount was less than the book value of minimum guaranteed royalties for the game in service.